UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
 (Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)		September 30, 2016
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 85.1%
Basic Material - 1.6%
Paper & Forest Product-1.6%
17,000	International Paper Co.	$815,660

Capital Equipment - 3.3%
Aerospace & Defense-3.3%
6,000	General Dynamics Corp.	930,960
20,000	Textron, Inc.	795,000
		1,725,960

Consumer Cyclical - 10.3%
Apparel Manufacturing-1.8%
5,000	PVH Corp.	552,500
16,000	Skechers U.S.A., Inc. - CL A *	366,400
		918,900

Auto & Truck Parts-1.9%
10,028	Johnson Controls International PLC	466,621
4,300	Lear Corp.	521,246
		987,867

Household Appliance & Furnishings-1.0%
3,200	Whirlpool Corp.	518,912

Housing-1.1%
30,000	PulteGroup, Inc.	601,200

Housing Related-1.4%
22,000	Masco Corp.	754,820

Leisure Service-3.1%
10,000	Las Vegas Sands Corp.	575,400
400	Priceline Group, Inc. *	588,596
5,000	Wynn Resorts Ltd.	487,100
		1,651,096

Consumer Staple - 4.0%
Beverage-Alcoholic-1.3%
4,000	Constellation Brands, Inc. - CL A	665,960

Beverage-Non-Alcoholic-1.0%
6,000	Dr Pepper Snapple Group, Inc.	547,860

Food-1.7%
25,000	Hain Celestial Group, Inc. *	889,500

Energy - 11.3%
Oil & Gas-Exploration & Production-9.2%
10,000	Anadarko Petroleum Corp.	633,600
17,000	Apache Corp.	1,085,790
25,000	Devon Energy Corp.	1,102,750
15,000	EOG Resources, Inc.	1,450,650
13,000	Newfield Exploration Co. *	564,980
		4,837,770

Oil & Gas-Integrated-2.1%
6,000	Chevron Corp.	617,520
30,000	Marathon Oil Corp.	474,300
		1,091,820

Financial - 14.1%
Bank-Money Center-5.8%
70,000	Bank of America Corp.	1,095,500
20,000	Citigroup, Inc.	944,600
15,000	JPMorgan Chase & Co.	998,850
		3,038,950

Brokerage & Investment Management-1.6%
27,000	Charles Schwab Corp.	852,390

Finance-Miscellaneous-5.5%
6,000	CME Group, Inc.	627,120
14,000	MasterCard, Inc. - CL A	1,424,780
10,000	Visa, Inc. - CL A	827,000
		2,878,900

Insurance-Accident & Health-1.2%
8,500	Aflac, Inc.	610,895

Healthcare - 9.8%
Healthcare-Drug/Diversified-2.7%
10,000	AbbVie, Inc.	630,700
15,000	Zoetis, Inc.	780,150
		1,410,850

Healthcare-Instrument-1.6%
1,200	Intuitive Surgical, Inc. *	869,796

Healthcare-Medical Supply-1.2%
8,000	AmerisourceBergen Corp.	646,240

Healthcare-Patient Care-0.9%
7,000	Centene Corp. *	468,720

Healthcare-Product-3.4%
9,000	Edwards Lifesciences Corp. *	1,085,040
8,000	Medtronic, PLC	691,200
		1,776,240

Retail - 6.3%
Retail-Major Chain-1.1%
8,000	Wal-Mart Stores, Inc.	576,960

Retail-Specialty-5.2%
2,500	Amazon.com, Inc. *	2,093,275
2,200	O'Reilly Automotive, Inc. *	616,242
		2,709,517

Technology - 22.5%
Computer Data Storage-3.2%
15,000	Apple, Inc.	1,695,750

Computer-Software-2.9%
15,000	Microsoft Corp.	864,000
9,000	VMware, Inc. - CL A *	660,150
		1,524,150

Electronic-Semiconductor-4.0%
14,000	NVIDIA Corp.	959,280
17,000	QUALCOMM, Inc.	1,164,500
		2,123,780

Internet-7.1%
2,500	Alphabet, Inc. - CL C *	1,943,225
5,000	Facebook, Inc. - CL A *	641,350
50,000	Twitter, Inc. *	1,152,500
		3,737,075

Office-Equipment-1.6%
11,000	Avery Dennison Corp.	855,690

Telecommunication Equipment-1.1%
6,500	Harris Corp.	595,465

Telecommunication Service-2.6%
10,000	Comcast Corp. - CL A	663,400
15,000	T-Mobile US, Inc. *	700,800
		1,364,200

Transportation - 1.9%
Railroad-1.9%
10,000	Union Pacific Corp.	975,300

Total Common Stocks (Cost $37,276,380)		44,718,193

MONEY MARKET FUNDS - 14.0%
7,326,191	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class, 0.294% ^	7,326,191
Total Money Market Funds (Cost $7,326,191)		7,326,191

	Total Investments (Cost $44,602,571) (a) - 99.1%	52,044,384
	Other Net Assets Less Liabilities - 0.9%	493,937
	TOTAL NET ASSETS - 100.00%	$52,538,321

(a)
Cost for book purposes is approximately $44,602,571. The approximate aggregate gross unrealized appreciation is $7,919,224, and the approximate aggregate gross unrealized depreciation is $477,411, resulting in net unrealized appreciation of $7,441,813. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non Income Producing.
^	Rate shown is the seven day effective yield at September 30, 2016.
	Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2016, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$44,718,193	$-	$-	$44,718,193
Money Market Funds	7,326,191	-	-	7,326,191
Total Investments	$52,044,384	$-	$-	$52,044,384

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (Unaudited)		September 30, 2016
Monetta Young Investor Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 40.6%
Consumer Cyclical - 5.3%
Apparel Manufacturing-0.5%
26,000	Skechers U.S.A., Inc. - CL A *	$595,400

Household Appliance & Furnishings-0.9%
6,200	Whirlpool Corp.	1,005,392

Housing-1.0%
60,000	PulteGroup, Inc.	1,202,400

Leisure Service-2.9%
22,000	Las Vegas Sands Corp.	1,265,880
800	Priceline Group, Inc. *	1,177,192
10,000	Wynn Resorts Ltd.	974,200
		3,417,272

Consumer Staple - 1.7%
Beverage-Non-Alcoholic-0.8%
9,800	Dr Pepper Snapple Group, Inc.	894,838

Food-0.9%
30,000	Hain Celestial Group, Inc. *	1,067,400

Energy - 5.1%
Oil & Gas-Exploration & Production-3.6%
24,000	Apache Corp.	1,532,880
20,000	Devon Energy Corp.	882,200
20,000	EOG Resources, Inc.	1,934,200
		4,349,280

Oil & Gas-Integrated-1.5%
17,000	Chevron Corp.	1,749,640

Financial - 6.1%
Bank-Money Center-3.9%
100,000	Bank of America Corp.	1,565,000
30,000	Citigroup, Inc.	1,416,900
25,000	JPMorgan Chase & Co.	1,664,750
		4,646,650

Finance-Miscellaneous-2.2%
25,000	MasterCard, Inc. - CL A	2,544,250

Healthcare - 6.2%
Healthcare-Drug/Diversified-0.9%
17,500	AbbVie, Inc.	1,103,725

Healthcare-Instrument-1.2%
2,000	Intuitive Surgical, Inc. *	1,449,660

Healthcare-Medical Supply-0.8%
12,000	AmerisourceBergen Corp.	969,360

Healthcare-Patient Care-2.0%
17,000	UnitedHealth Group, Inc.	2,380,000

Healthcare-Product-1.3%
13,000	Edwards Lifesciences Corp. *	1,567,280

Retail - 4.1%
Retail-Major Chain-0.9%
15,000	Wal-Mart Stores, Inc.	1,081,800

Retail-Specialty-3.2%
4,500	Amazon.com, Inc. *	3,767,895

Technology - 10.9%
Computer Data Storage-1.4%
15,000	Apple, Inc.	1,695,750

Computer-Software-2.0%
20,000	Microsoft Corp.	1,152,000
16,000	VMware, Inc. - CL A *	1,173,600
		2,325,600

Electronic-Semiconductor-2.7%
22,000	NVIDIA Corp.	1,507,440
25,000	QUALCOMM, Inc.	1,712,500
		3,219,940

Internet-4.8%
3,500	Alphabet, Inc. - CL C *	2,720,515
9,000	Facebook, Inc. - CL A *	1,154,430
80,000	Twitter, Inc. *	1,844,000
		5,718,945

Transportation - 1.2%
Railroad-1.2%
14,000	Union Pacific Corp.	1,365,420

Total Common Stocks (Cost $38,855,078)		48,117,897

EXCHANGE TRADED FUNDS - 53.3%
70,000	iShares Core S&P 500	15,229,200
120,000	Schwab Strategic Trust Large-Cap	6,194,400
55,000	SPDR S&P 500 Trust	11,896,500
69,000	Vanguard Growth	7,748,010
76,000	Vanguard Large-Cap	7,536,160
37,000	Vanguard S&P 500	7,351,530
83,000	Vanguard Value	7,221,000
Total Exchange Traded Funds (Cost $46,915,920)		63,176,800

MONEY MARKET FUNDS - 7.1%
8,422,834	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class, 0.294% ^	8,422,834
Total Money Market Funds (Cost $8,422,834)		8,422,834

	Total Investments (Cost $94,193,832) (a)- 101.0%	119,717,531
	Liabilities in Excess of Other Assets - (1.0)%	(1,151,757)
	TOTAL NET ASSETS - 100.00%	$118,565,774

(a)
Cost for book purposes is approximately $94,193,832. The approximate aggregate gross unrealized appreciation is $26,020,434, and the approximate aggregate gross unrealized depreciation is $496,735, resulting in net unrealized appreciation of $25,523,699. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non Income Producing.
^	Rate shown is the seven day effective yield at September 30, 2016.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Exchange Traded Funds	$63,176,800	$-	$-	$63,176,800
Common Stocks	48,117,897	-	-	48,117,897
Money Market Funds	8,422,834	-	-	8,422,834
Total Investments	$119,717,531	$-	$-	$119,717,531

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Monetta Trust

By (Signature and Title)  /s/ Robert S. Bacarella
  Robert S. Bacarella, Chief Executive Officer

Date  11/4/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date  11/4/2016

By (Signature and Title)*  /s/ Robert J. Bacarella
Robert J. Bacarella, Chief Financial Officer

Date 11/4/2016

* Print the name and title of each signing officer under his or her signature.